                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9-30-07
                                               ---------------------------

Check here if Amendment [X]; Amendment Number:    3
                                                 --------

This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Otter Creek Management, Inc.
            ------------------------------------------
Address:    222 Lakeview Ave.
            ------------------------------------------
            Suite 1130
            ------------------------------------------
            West Palm Beach, FL 33401
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph W. O'Neill Jr.
          --------------------------------------------
Title:    CFO
          --------------------------------------------
Phone:    561-832-4110
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph W. O'Neill Jr.    West Palm Beach, FL               2-28-08
--------------------------  ------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]



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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   --
                                              -----------------------

Form 13F Information Table Entry Total:              126
                                              -----------------------

Form 13F Information Table Value Total:         127,922
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
30-Sep-07



FORM 13F INFORMATION TABLE



                                                                                                                         VOTING
                                                                                                                       AUTHORITY
                                                                  VALUE       SHARES/  SH/   PUT/  INVSTM  OTHER    ---------------
 NAME OF ISSUER                        TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT  PRN   CALL  DCRETN MANAGERS  SOLE   SHARED
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                              COMMON STOCK    885535104     1009     204,200   SH           SOLE         204,200
ABER DIAMOND CORP                      COMMON STOCK    002893105     3924     100,000   SH           SOLE         100,000
ABERDEEN ASIA-PACIFIC INCOME F         MUTUAL FUNDS    003009107     1602     256,678   SH           SOLE         256,678
ALTRIA GROUP INC                       COMMON STOCK    02209S103     2225      32,000   SH           SOLE          32,000
AMAZON.COM INC                         COMMON STOCK    23135106        59         500         PUT    SOLE             500
AMAZON.COM INC                         COMMON STOCK    23135106       297         300         PUT    SOLE             300
APACHE CORP                            COMMON STOCK    037411105      719       7,979   SH           SOLE           7,979
BLACKROCK CORPORATE HIGH YIELD         MUTUAL FUNDS    09255P107      508      40,548   SH           SOLE          40,548
BORDERS GROUP INC                      COMMON STOCK    99709107         3         200         CALL   SOLE             200
BORLAND SOFTWARE COR                   COMMON STOCK    099849101      602     138,300   SH           SOLE         138,300
BUFFALO WILD WINGS INC                 COMMON STOCK    119848109      370       9,800   SH           SOLE           9,800
BUFFALO WILD WINGS INC                 COMMON STOCK    119848109      353         430         PUT    SOLE             430
CARROLS HOLDINGS CORP                  COMMON STOCK    14574X104      336      30,000   SH           SOLE          30,000
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      16939P106        9         200         PUT    SOLE             200
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      16939P106       31         200         PUT    SOLE             200
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      16939P106       88         200         PUT    SOLE             200
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      16939P106      300         500         PUT    SOLE             500
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      16939P106      168         300         PUT    SOLE             300
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      16939P106      202         200         PUT    SOLE             200
CIA VALE DO RIO DOCE - ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      204412209      105       1,000         PUT    SOLE           1,000
CKH  9.5 15AUG2013                     CORPORATE BONDS 81169PAD3     5338   5,000,000   PRN          SOLE       5,000,000
CLAYMORE / RAYMOND JAMES SB-1          MUTUAL FUNDS    183833102     3034     154,700   SH           SOLE         154,700
CME GROUP INC                          COMMON STOCK    12572Q105       16          50         PUT    SOLE              50
CME GROUP INC                          COMMON STOCK    12572Q105        4          10         PUT    SOLE              10
COLONIAL BANCGROUP INC                 COMMON STOCK    195493309      461      21,300   SH           SOLE          21,300
COLONIAL BANCGROUP INC                 COMMON STOCK    1954393309      50         400         PUT    SOLE             400
COLONIAL BANCGROUP INC                 COMMON STOCK    1954393309     114         300         PUT    SOLE             300
COLONIAL BANCGROUP INC                 COMMON STOCK    1954393309     426       1,150         PUT    SOLE           1,150
COLONIAL BANCGROUP INC                 COMMON STOCK    1954393309     205       1,203         PUT    SOLE           1,203
CONAGRA FOODS INC                      COMMON STOCK    205887102      745      28,500   SH           SOLE          28,500
CROX INC.                              COMMON STOCK    227046109       21       1,400         PUT    SOLE           1,400
CROX INC.                              COMMON STOCK    227046109       30       1,000         PUT    SOLE           1,000
CROX INC.                              COMMON STOCK    227046109        5         200         PUT    SOLE             200
CYMI CB 3.5 15FEB2009                  CONVERTIBLE
                                       BONDS           232572AE7     3764   3,741,000   PRN          SOLE       3,741,000
DEAN FOODS CO NEW                      COMMON STOCK    242370104      396      15,500   SH           SOLE          15,500
DOW CHEMICAL CORP                      COMMON STOCK    260543103     2312      53,700   SH           SOLE          53,700
DWS GLOBAL COMMODITIES STK FD          MUTUAL FUNDS    23338Y100     3198      163100   SH           SOLE         163,100
EASTWEST BANCORP INC                   COMMON STOCK    27579R104      240         500         PUT    SOLE             500
EMERSON ELECTRIC CO                    COMMON STOCK    291011104     1649       30986   SH           SOLE          30,986
F  5.625 01OCT2008                     CORPORATE BONDS 345397UA9     2931   3,000,000   PRN          SOLE       3,000,000
FINANCIAL INDS CORP COM                COMMON STOCK    317574101     2143      369519   SH           SOLE         369,519
FIRST BANCORP PUERTO RICO              COMMON STOCK    350755302       83         277         PUT    SOLE             277
FIRST MARBLEHEAD CORP                  COMMON STOCK    320771108        8         200         PUT    SOLE             200
FIRST MARBLEHEAD CORP                  COMMON STOCK    320771108      414         900         PUT    SOLE             900
FIRST MARBLEHEAD CORP                  COMMON STOCK    320771108      112         200         PUT    SOLE             200
FLORIDA PUB UTILS CO                   COMMON STOCK    341135101      180      15,000   SH           SOLE          15,000
FLOW INTERNATIONAL CORP                COMMON STOCK    343468104      573       65002   SH           SOLE          65,002
GABELLI DIVID & INCOME TR              MUTUAL FUNDS    36242H104      755      35,100   SH           SOLE          35,100
GAP INC                                COMMON STOCK    364760108     1114      60,400   SH           SOLE          60,400
GENERAL MOTORS CORP                    COMMON STOCK    370442105       28         300         PUT    SOLE             300
GENERAL MOTORS CORP SR A
4.5% CONV PFD
                                       PREFERRED STOCK 370442741     1907       90700   SH           SOLE          90,700
GMAC  7.75 19JAN2010                   CORPORATE BONDS 370425RP7     1984   2,000,000   PRN          SOLE       2,000,000
GOLDMAN SACHS GROUP INC                COMMON STOCK    38141G104       98         100         PUT    SOLE             100
GREAT PLAINS ENERGY INC                COMMON STOCK    391164100     1697       58900   SH           SOLE          58,900
GREATER BAY BANCORP                    COMMON STOCK    391648102     2697       97730   SH           SOLE          97,730
GULF IS FABRICATION INC                COMMON STOCK    402307102     1440       37500   SH           SOLE          37,500
HEW CB 2.5 01OCT2010 144A              CONVERTIBLE
                                       BONDS           302284AA2      581     600,000   PRN          SOLE         600,000
HORIZON OFFSHORE INC                   COMMON STOCK    44043J204     2888      175000   SH           SOLE         175,000
HOS VRN CB 15NOV2026 144A              CONVERTIBLE
                                       BONDS           440543AD8     2492   2,500,000   PRN          SOLE       2,500,000
INDEPENDENT BANK CORP MICHIGAN         COMMON STOCK    453838104      243      22,000   SH           SOLE          22,000
INFOCUS CORP                           COMMON STOCK    45665B106      391     229,862   SH           SOLE         229,862
INTERACTIVE DATA CORP                  COMMON STOCK    45840J107     1323      46,900   SH           SOLE          46,900
INTERNATIONAL PAPER CO                 COMMON STOCK    460146103      725      20,200   SH           SOLE          20,200
ISHARES MSCI BRAZIL                    COMMON STOCK    99O9K8LK1       81         450         PUT    SOLE             450
ISHARES MSCI EAFA INDEX FUND           COMMON STOCK    99AD7G894      113         610         PUT    SOLE             610
JARDEN CORP                            COMMON STOCK    471109108      127         289         PUT    SOLE             289
JARDEN CORP                            COMMON STOCK    471109108      228         253         PUT    SOLE             253
JARDEN CORP                            COMMON STOCK    471109108     1430       1,007         PUT    SOLE           1,007
KRAFT FOODS INC                        COMMON STOCK    50075N104     1454      42,144   SH           SOLE          42,144
LANCASTER COLONY CORP                  COMMON STOCK    513847103     1145      30,000   SH           SOLE          30,000
LANCE INC                              COMMON STOCK    514606102     2878     125,000   SH           SOLE         125,000
LAS VEGAS SANDS CORP                   COMMON STOCK    517834107       40          50         PUT    SOLE              50
MB FINANCIAL INC                       COMMON STOCK    55264U108      933      27,000   SH           SOLE          27,000
MBIA INC                               COMMON STOCK    55262C100      305       5,000   SH           SOLE           5,000
MBIA INC                               COMMON STOCK    55262C100      603       1,205         PUT    SOLE           1,205
MBIA INC                               COMMON STOCK    55262C100      428         400         PUT    SOLE             400
MBIA INC                               COMMON STOCK    55262C100      150         100         PUT    SOLE             100
MBT FINANCIAL CORP                     COMMON STOCK    578877102      190      15,863   SH           SOLE          15,863
MONOGRAM BIOSCIENCES INC               COMMON STOCK    60975U108       86      60,000   SH           SOLE          60,000
MONROE BANCORP                         COMMON STOCK    610313108      266      15,947   SH           SOLE          15,947
MORGAN STANLEY & CO INC                COMMON STOCK    617446448       22         200         PUT    SOLE             200
MORGAN STANLEY & CO INC                COMMON STOCK    617446448       22         100         PUT    SOLE             100
MOTOROLA INC                           COMMON STOCK    620076109      741      40,000   SH           SOLE          40,000
MUELLER WTR PRODS INC                  COMMON STOCK    624758207      385      35,000   SH           SOLE          35,000
NABI BIOPHARMACEUTICALS                COMMON STOCK    629519109      493     121,400   SH           SOLE         121,400
NABORS INDUSTRIES LTD                  COMMON STOCK    G6359F103      283       9,200   SH           SOLE           9,200
NATIONAL CITY CORP                     COMMON STOCK    635405103     3160     125,933   SH           SOLE         125,933
NATIONAL CITY CORP                     COMMON STOCK    635405103      273         265         PUT    SOLE             265
NATIONAL CITY CORP                     COMMON STOCK    635405103     1444         950         PUT    SOLE             950
NEW YORK TIMES CO   CL A               COMMON STOCK    650111107     2134     108,000   SH           SOLE         108,000
NEWFIELD EXPL CO                       COMMON STOCK    651290108      968      20,100   SH           SOLE          20,100
NEWMONT MINING CORP                    COMMON STOCK    651639106     1691      37,800   SH           SOLE          37,800
NOKIA CORP                             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -      654902204     2538      66,900   SH           SOLE          66,900
NOTE 4.0 09/30/07                      GOVERNMENT
                                       BONDS           912828EH9    11000   1,000,000   PRN          SOLE      11,000,000
NYSE EURONEXT                          COMMON STOCK    629491101      101         100         PUT    SOLE             100
OLIN CORP                              COMMON STOCK    680665205      799      35,700   SH           SOLE          35,700
PENTAIR INC                            COMMON STOCK    709631105      664      20,000   SH           SOLE          20,000
PLA CB 3 15MAR2025                     CONVERTIBLE
                                       BONDS           728117AB8     1823   2,000,000   PRN          SOLE       2,000,000
PLAYBOY ENTERPRISES INC CL B           COMMON STOCK    728117300      705      65,620   SH           SOLE          65,620
POLARIS INDUSTRIES INC.                COMMON STOCK    731068102     1218       1,050         PUT    SOLE           1,050
PRIVATEBANCORP INC                     COMMON STOCK    742962103      165         270         PUT    SOLE             270
PROGRESS ENERGY INC                    COMMON STOCK    743263AA3      111     337,000   SH           SOLE         337,000
RESEARCH IN MOTION LIMITED             COMMON STOCK    760975102       75         450         PUT    SOLE             450
RESEARCH IN MOTION LIMITED             COMMON STOCK    760975102      437         310         PUT    SOLE             310
S&P 500 PROTECTED EQUITY FD  I         MUTUAL FUNDS    09256F108      571      56,166   SH           SOLE          56,166
SANDISK CORP                           COMMON STOCK    80004C101     1433      26,000   SH           SOLE          26,000
SIRENZA MICRODEVICESINC                COMMON STOCK    82966T106     1176      68,000   SH           SOLE          68,000
SLM CORP                               COMMON STOCK    78442P106       38         500         CALL   SOLE             500
SNDK CB 1 15MAY2013                    CONVERTIBLE
                                       BONDS           80004CAC5     2850   3,000,000   PRN          SOLE       3,000,000
SOUTHWEST GAS CORP                     COMMON STOCK    844895102     2220      78,490   SH           SOLE          78,490
STIFEL FINANCIAL                       COMMON STOCK    860630102        2          55         PUT    SOLE              55
STREETTRACKS GOLD TRUST                COMMON STOCK    863307104     2602      35,400   SH           SOLE          35,400
STRYKER CORP COM                       COMMON STOCK    863667101     1403      20,400   SH           SOLE          20,400
SUN MICROSYSTEMS INC                   COMMON STOCK    866810104     1140     203,200   SH           SOLE         203,200
SWISS HELVETIA FD INC                  MUTUAL FUNDS    870875101      430      23,790   SH           SOLE          23,790
SYPRIS SOLUTIONS INC                   COMMON STOCK    871655106      387      45,000   SH           SOLE          45,000
TIME WARNER INC                        COMMON STOCK    887317105     1452      79,100   SH           SOLE          79,100
TRI CONTL CORP                         MUTUAL FUNDS    895436103     1033      42,600   SH           SOLE          42,600
TRIMBLE NAVIGATION LTD                 COMMON STOCK    896239100     2392       61000   SH           SOLE          61,000
TYSON FOODS INC     CL A               COMMON STOCK    902494103      714      40,000   SH           SOLE          40,000
UNITED TECHNOLOGIES CORP               COMMON STOCK    913017109     1054      13,100   SH           SOLE          13,100
VALERO ENERGY CORP                     COMMON STOCK    91913Y100      618       9,200   SH           SOLE           9,200
VIACOM INC          CL A               COMMON STOCK    92553P102      351       9,000   SH           SOLE           9,000
WABCO HOLDINGS INC                     COMMON STOCK    92927K102     1169      25,000   SH           SOLE          25,000
ZIMMER HOLDINGS INC                    COMMON STOCK    98956P102     1409       17400   SH           SOLE          17,400
ZUMIEZ INC.                            COMMON STOCK    989817101       44         300         PUT    SOLE             300




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